Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property and equipment, net
Property, plant and equipment, gross		¥ 10,748,006			¥ 15,321,363
Accumulated depreciation		(1,712,302)			(2,850,731)
Property and equipment, net		9,035,704		$ 1,791,294	12,470,632
Depreciation expenses	¥ 1,210,040	809,005	¥ 522,853
Pending title of certificates buildings, net		2,040,167			3,144,110
Buildings
Property and equipment, net
Property, plant and equipment, gross		3,586,898			5,594,482
Machinery and equipment
Property and equipment, net
Property, plant and equipment, gross		2,475,795			3,778,753
Leasehold improvements
Property and equipment, net
Property, plant and equipment, gross		344,786			432,236
Vehicles
Property and equipment, net
Property, plant and equipment, gross		2,319,342			3,367,428
Furniture, office and electric equipment
Property and equipment, net
Property, plant and equipment, gross		309,214			462,842
Construction in progress
Property and equipment, net
Property, plant and equipment, gross		¥ 1,711,971			¥ 1,685,622